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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________

      This Amendment (Check only one):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California 90067

Form 13F File Number: 28-13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Willem Mesdag
Title:   Authorized Signatory
Phone:   (310) 432-0200

Signature, Place, and Date of Signing:

/s/ Willem Mesdag              Los Angeles, CA    May 16, 2011
-----------------------------  ----------------   -----------------
[Signature]                    [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1

Form 13F Information Table Entry Total:                 9

Form 13F Information Table Value Total:          $193,797
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.      Form 13F File Number            Name

      1        28-13678                        RMCP GP LLC
      ----     -------------------             -----------------------------

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                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                       -------------- --------- --------   ------------------ ---------- -------- ---------------------
                                                                                                            VOTING AUTHORITY
                                                                                                          ---------------------
                                                         VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000)    PRNAMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------------- --------- --------   --------- --- ---- ---------- -------- --------- ------ ----

AFFIRMATIVE INS HLDGS INC      COM            008272106    2,163     854,818 SH       DEFINED       1       854,818   0       0

AIR TRANSPORT SERVICE GRP I    COM            00922R105   70,830   8,382,230 SH       DEFINED       1     8,382,230   0       0

BOFI HLDG INC                  COM            05566U108    1,032      66,501 SH       DEFINED       1        66,501   0       0

CALIFORNIA PIZZA KITCHEN INC   COM            13054D109    4,043     239,509 SH       DEFINED       1       239,509   0       0

COST PLUS INC CALIF            COM            221485105   27,098   2,759,461 SH       DEFINED       1     2,759,461   0       0

ENCORE CAP GROUP INC           COM            292554102   56,295   2,377,835 SH       DEFINED       1     2,377,835   0       0

MARLIN BUSINESS SVCS CORP      COM            571157106   13,000   1,053,474 SH       DEFINED       1     1,053,474   0       0

NATURES SUNSHINE PRODUCTS IN   COM            639027101   11,805   1,317,474 SH       DEFINED       1     1,317,474   0       0

RADNET INC                     COM            750491102    7,531   2,151,749 SH       DEFINED       1     2,151,749   0       0